Derivatives and Fair Value Disclosures - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative assets non-current	$ 39,744	$ 1,068,369
Derivative liabilities non-current	2,618,250	465,389
Derivative assets current	30,381
Derivative liabilities current	37,567
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	39,744	1,068,369
Derivative liabilities	2,618,250	465,389
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative assets non-current	39,744	1,068,369
Derivative liabilities non-current	2,618,250	$ 465,389
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	30,381
Derivative liabilities	37,567
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative assets current	30,381
Derivative liabilities current	$ 37,567